Employees' Stock Incentive Plans (Narrative) (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended					38 Months Ended	1 Months Ended	0 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Feb. 15, 2013	Apr. 29, 2012	Feb. 15, 2012	Apr. 29, 2012	Feb. 28, 2014	Aug. 28, 2012	Sep. 12, 2002	Oct. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Vested in period, fair value	$ 24,000,000
Proceeds from stock options exercised	1,000,000	0	0	113,000,000		83,000,000
Tax benefit recognized as a result of stock option exercises	51,000,000	0	0	18,000,000		15,000,000
Cash benefits reported as operating cash flow from exercise of stock options	14,000,000	0	0	8,000,000		8,000,000
Cash benefits reported as financing cash flow from exercise of stock options	37,000,000			10,000,000		8,000,000
Unrecognized compensation costs	0			5,000,000		6,000,000		6,000,000
Restricted stock or unit expense	22,000,000	3,000,000	1,000,000	24,000,000		26,000,000
Discount from market price, offering date								95.00%
Stock issued during period, shares, employee stock purchase plans		5,000,000			121,460		165,635
Fiscal Year 2003 Stock Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of shares authorized											19,000,000
Global Stock Purchase Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Employee stock purchase plan, number of offering periods	2
Share-based Compensation Arrangement by Share-based Payment Award, Employee Stock Purchase Plan, Offering Period	6 months
H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized compensation costs		33,000,000	37,000,000
Bonus Swap Program [Domain]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of Shares issued in period									485,117
Options granted, aggregate intrinsic value									5,000,000
Options forfeited, number of options									83,018.000
Options forfeited, aggregate intrinsic value									1,000,000
Predecessor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options granted, number of options				2,000,000		2,000,000
Options granted, aggregate intrinsic value				86,000,000		86,000,000
Options forfeited, number of options				0
Options forfeited, aggregate intrinsic value				6,000,000		1,000,000
Proceeds from stock options exercised	1,000,000			113,000,000		83,000,000
Expected term (years)				7 years		5 years
Predecessor [Member] | Selling, General and Administrative Expenses [Member] | Long-term Performance Program [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation expense	4,000,000			17,000,000		18,000,000
Successor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options granted, number of options		14,000,000	9,000,000
Options granted, aggregate intrinsic value		143,000,000	86,000,000
Options forfeited, number of options			4,000,000
Options forfeited, aggregate intrinsic value			36,000,000
Proceeds from stock options exercised		0	0
Expected term (years)		5 years	5 years
Stock Option Awards Granted in Fiscal 2013 [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Plan term										10 years
Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of shares authorized											9,000,000
Unrecognized compensation costs	0			25,000,000		28,000,000		28,000,000
Employee Stock Option [Member] | Fiscal Year 2003 Stock Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Vesting period	4 years
Employee Stock Option [Member] | H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of shares authorized												39,600,000
Share based compensation expense		1,000,000
Vesting period		5 years
Stock Option and Restricted Stock Plans [Member] | Predecessor [Member] | Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation expense	26,000,000			34,000,000		37,000,000
Stock Option and Restricted Stock Plans [Member] | Successor [Member] | Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation expense		$ 1,000,000	$ 8,000,000
Performance Shares [Member] | Long-term Performance Program [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Benchmark Period, Average After Tax Return on Invested Capital	2 years
Benchmark Period, Shareholders' Return, Change in Stock Price and Dividends Paid	2 years
Management Development and Compensation Committee [Member] | Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options granted, number of options										10,000,000
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Fiscal Year 2003 Stock Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Vesting period	4 years
Maximum [Member] | Employee Stock Option [Member] | Fiscal Year 2003 Stock Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Awards expiration term						7 years
Maximum [Member] | Employee Stock Option [Member] | H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Awards expiration term				10 years
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Fiscal Year 2003 Stock Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Vesting period	1 year
H.J. Heinz Holding Corporation [Member] | Common Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Business acquisition, share price	$ 72.50